Accrued Pension And Severance Costs (Schedule Of Changes In The Level 3 Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,433	¥ 2,132
Net realized / unrealized gain (loss)	(1,572)	97
Purchases, issuances and settlements	1,276	(796)
Transfer in and / or out of Level 3
Balance at end of year	1,137	1,433
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	1,433	2,132
Net realized / unrealized gain (loss)	(1,572)	97
Purchases, issuances and settlements	1,276	(796)
Transfer in and / or out of Level 3
Balance at end of year	¥ 1,137	¥ 1,433